MOTLEY FOOL 100 INDEX ETF

SCHEDULE OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
Common Stocks — 99.8%
Aerospace & Defense — 0.2%
TransDigm Group, Inc. (United States)	1,056	$448,610
Air Freight & Logistics — 0.2%
FedEx Corp. (United States)	3,772	492,472
Airlines — 0.2%
Delta Air Lines, Inc. (United States)*	14,867	374,797
Automobiles — 1.2%
Ford Motor Co. (United States)*	76,091	434,480
Tesla, Inc. (United States)(a)*	3,057	2,552,595
		2,987,075
Beverages — 0.3%
Monster Beverage Corp. (United States)*	10,729	771,522
Biotechnology — 4.1%
AbbVie, Inc. (United States)	28,638	2,653,883
Amgen, Inc. (United States)	10,743	2,467,667
Biogen, Inc. (United States)*	3,076	944,609
BioMarin Pharmaceutical, Inc. (United States)*	3,116	332,010
Gilead Sciences, Inc. (United States)	22,946	1,785,887
Seattle Genetics, Inc. (United States)*	2,791	438,773
Vertex Pharmaceuticals, Inc. (United States)*	4,257	1,225,846
		9,848,675
Capital Markets — 1.9%
BlackRock, Inc. (United States)	2,418	1,278,252
CME Group, Inc. (United States)	6,025	1,100,165
Intercontinental Exchange, Inc. (United States)	9,948	967,443
Moody's Corp. (United States)	3,162	845,550
Nasdaq, Inc. (United States)	3,019	357,631
		4,549,041
Chemicals — 0.9%
Ecolab, Inc. (United States)(a)	6,011	1,277,818
Sherwin-Williams Co. (The) (United States)	1,440	855,144
		2,132,962
Commercial Services & Supplies — 0.8%
Cintas Corp. (United States)	2,371	587,913
Copart, Inc. (United States)*	4,335	387,506
Waste Management, Inc. (United States)	8,976	958,188
		1,933,607
Diversified Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B (United States)*	46,409	8,612,582
Electric Utilities — 0.8%
NextEra Energy, Inc. (United States)	7,949	2,031,446
Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc. (United States)	14,590	332,506
Entertainment — 3.5%
Activision Blizzard, Inc. (United States)	13,369	962,301
Electronic Arts, Inc. (United States)*	5,012	615,875
Netflix, Inc. (United States)*	6,866	2,881,866
Walt Disney Co. (The) (United States)	34,794	4,081,336
		8,541,378
Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc. (United States)	2,084	320,352
American Tower Corp. (United States)	8,107	2,092,984
Crown Castle International Corp. (United States)	7,675	1,321,328
Equinix, Inc. (United States)	1,466	1,022,726
		4,757,390
Food & Staples Retailing — 1.1%
Costco Wholesale Corp. (United States)	8,582	2,647,290
Food Products — 0.2%
McCormick & Co., Inc. (United States)	2,216	388,155
Health Care Equipment & Supplies — 1.6%
Becton Dickinson and Co. (United States)	5,136	1,268,232
DexCom, Inc. (United States)(a)*	1,325	501,261
IDEXX Laboratories, Inc. (United States)*	1,542	476,293
Intuitive Surgical, Inc. (United States)*	1,883	1,092,196
ResMed, Inc. (United States)	2,708	435,501
		3,773,483
Health Care Providers & Services — 3.2%
CVS Health Corp. (United States)	22,695	1,488,111
HCA Healthcare, Inc. (United States)*	6,228	665,773
McKesson Corp. (United States)	3,105	492,671
UnitedHealth Group, Inc. (United States)	16,767	5,111,420
		7,757,975
Health Care Technology — 0.4%
Cerner Corp. (United States)	5,923	431,787
Veeva Systems, Inc., Class A (United States)*	2,267	496,178
		927,965
Hotels, Restaurants & Leisure — 1.1%
Chipotle Mexican Grill, Inc. (United States)*	472	473,846
Marriott International, Inc., Class A (United States)	7,181	635,518
Starbucks Corp. (United States)(a)	20,430	1,593,336
		2,702,700
Industrial Conglomerates — 1.0%
3M Co. (United States)	10,813	1,691,586
Roper Technologies, Inc. (United States)	1,889	743,888
		2,435,474
Insurance — 0.2%
Aflac, Inc. (United States)	11,670	425,605
Interactive Media & Services — 12.3%
Alphabet, Inc., Class C (United States)*	12,486	17,841,495
Facebook, Inc., Class A (United States)*	48,885	11,003,525
Match Group, Inc. (United States)(a)*	4,555	405,577
Twitter, Inc. (United States)*	14,793	458,139
		29,708,736
Internet & Direct Marketing Retail — 9.4%
Amazon.com, Inc. (United States)*	8,443	20,620,930
Booking Holdings, Inc. (United States)*	776	1,272,190
eBay, Inc. (United States)	16,719	761,383
		22,654,503
IT Services — 7.9%
Automatic Data Processing, Inc. (United States)	7,563	1,107,904
Cognizant Technology Solutions Corp., Class A (United States)	10,069	533,657
Mastercard, Inc., Class A (United States)	19,209	5,779,796
PayPal Holdings, Inc. (United States)*	22,250	3,448,972
Square, Inc., Class A (United States)(a)*	6,498	526,858
Visa, Inc., Class A (United States)(a)	39,751	7,760,985
		19,158,172
Life Sciences Tools & Services — 0.3%
Illumina, Inc. (United States)*	2,261	820,856
Machinery — 0.2%
Cummins, Inc. (United States)	2,894	490,822
Media — 0.3%
Discovery, Inc., Class A (United States)(a)*	12,687	275,942
Sirius XM Holdings, Inc. (United States)(a)	89,063	518,347
		794,289
Oil, Gas & Consumable Fuels — 0.3%
Kinder Morgan, Inc. (United States)	40,574	641,069
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co. (United States)	41,061	2,452,163
Johnson & Johnson (United States)	50,386	7,494,917
Zoetis, Inc. (United States)	8,458	1,178,961
		11,126,041
Professional Services — 0.2%
CoStar Group, Inc. (United States)(a)*	681	447,281
Road & Rail — 1.2%
Uber Technologies, Inc. (United States)*	24,527	890,821
Union Pacific Corp. (United States)	11,989	2,036,451
		2,927,272
Semiconductors & Semiconductor Equipment — 4.0%
Broadcom, Inc. (United States)	6,193	1,803,835
Intel Corp. (United States)	69,073	4,346,764
NVIDIA Corp. (United States)	8,857	3,144,412
Xilinx, Inc. (United States)	4,366	401,454
		9,696,465
Software — 15.5%
Adobe Systems, Inc. (United States)*	8,503	3,287,260
ANSYS, Inc. (United States)*	1,493	422,519
Autodesk, Inc. (United States)*	4,121	866,976
Intuit, Inc. (United States)	4,969	1,442,600
Microsoft Corp. (United States)	128,236	23,499,247
Palo Alto Networks, Inc. (United States)*	1,629	383,255
Salesforce.com, Inc. (United States)(a)*	15,137	2,645,796
ServiceNow, Inc. (United States)*	3,438	1,333,703
Splunk, Inc. (United States)*	2,319	430,963
Synopsys, Inc. (United States)*	2,575	465,843
VMware, Inc., Class A (United States)(a)*	6,458	1,009,192
Workday, Inc., Class A (United States)*	4,188	768,205
Zoom Video Communications, Inc., Class A (United States)*	4,045	725,997
		37,281,556
Specialty Retail — 2.6%
AutoZone, Inc. (United States)(a)*	446	511,946
Home Depot, Inc. (The) (United States)	18,877	4,690,557
TJX Cos, Inc. (The) (United States)	20,233	1,067,493
		6,269,996
Technology Hardware, Storage & Peripherals — 10.8%
Apple, Inc. (United States)	81,834	26,018,302
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B (United States)	24,458	2,411,070
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. (United States)(a)*	15,310	1,531,612
Total Common Stocks (Cost $187,187,208)		240,850,752

Rights — 0.1%
Altaba, Inc. - Escrow Shares (United States)(b)*	8,565	155,797
Total Rights (Cost $158,961 )		155,797

Investments Purchased with Proceeds from Securities Lending Collateral — 7.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.33%	18,005,890	18,005,890
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $18,005,890)		18,005,890

Short-Term Investments — 0.1%
U.S. Bank Money Market Deposit Account, 0.13% (United States)(c)	182,230	182,230
Total Short-Term Investments (Cost $182,230)		182,230

Total Investments (Cost $205,534,289) — 107.5%		259,194,669
Liabilities in Excess of Other Assets — (7.5)%		(17,915,278)
NET ASSETS — 100.0%
(Applicable to 9,000,000 shares outstanding)		$241,279,391

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At May 31, 2020, the market value of securities on loan was $17,838,616.
(b)
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of May 31, 2020, these securities amounted to $155,797 or 0.1% of net assets.

(c)	Seven-day yield as of May 31, 2020.

MOTLEY FOOL 100 INDEX ETF
NOTES TO THE SCHEDULE OF INVESTMENTS
MAY 31, 2020
(UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
FOOL 100 FUND
Common Stocks	$240,850,752	$240,850,752	$-	$-	$-
Rights	155,797	-	-	155,797	-
Investments Purchased with Proceeds From Securities Lending Collateral	18,005,890	-	-	-	18,005,890
Short-Term Investments	182,230	182,230	-	-	-
Total Investments*	$259,194,669	$241,032,982	$-	$155,797	$18,005,890

* Please refer to Schedule of Investments for further details.
^ Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2020, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.